PFPC Inc.
                          3200 Horizon Drive
                     King of Prussia, PA 19406-0903

November 28, 2001

U.S. SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Kelmoore Strategic Trust (the "Registrant")
      File No.  333-69365
      File No.  811-09165

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant are EDGAR transmissions of Supplements each dated November 28, 2001 to the Prospectus and Statement of Additional Information of the Registrant dated June 28, 2001 (the "Supplements").

The Supplements inform investors that the Kelmoore Strategy(R)
Fund and the Kelmoore Strategy(R) Eagle Fund now have the ability to acquire put options.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4519.

Thank you for your courtesy and cooperation.

Sincerely,

/s/ Christine Mason
Christine Mason
Regulatory Administrator




[PAGE BREAK]




                          KELMOORE STRATEGIC TRUST

                          Kelmoore Strategy(R) Fund
                       Kelmoore Strategy(R) Eagle Fund
                      Kelmoore Strategy(R) Liberty Fund


Supplement dated November 28, 2001 to the Prospectus dated June 28, 2001


     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

Acquiring Put Options

The following is added as the fourth paragraph under "What is the Kelmoore Strategy(R) Fund's Main Strategy" on page 1 of the prospectus and as the first paragraph under "What is the Kelmoore Strategy(R) Eagle Fund's Main Strategy" on page 4 of the prospectus:

"The Fund may also protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options. A put option gives the Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease. The combination of the Fund's stock portfolio, the steady cash flow from the sale of covered call options and the downside protection of the put options is designed to provide the Fund with fairly consistent returns over a range of equity market environments. The Adviser currently intends to use up to 50% of the premiums generated from covered call option writing to acquire put options, but may invest more or less in put options in its sole discretion."

The following risk is added to "Other risks" on pages 2 and 5 of the prospectus:

"loss of premium related to the purchase of a put option if the option expires"

The following replaces the first sentence in "Purchasing Put
Options" under "Main Strategy" on page 14 of the prospectus:

"The Funds acquire put options in an effort to hedge against a significant market decline in a short period of time."

The following replaces the paragraph in "Purchasing Put Options" under "Main Risks" on page 16 of the prospectus:

"When the Funds purchase put options, they risk the loss of the cash paid for the options if the options expire unexercised. Under certain circumstances, the Funds may not own any put options, resulting in increased risk during a market decline."



              INVESTORS SHOULD RETAIN THIS SUPPLEMENT
             WITH THE PROSPECTUS FOR FUTURE REFERENCE.




[PAGE BREAK]




                       KELMOORE STRATEGIC TRUST

                       Kelmoore Strategy(R) Fund
                    Kelmoore Strategy(R) Eagle Fund
                   Kelmoore Strategy(R) Liberty Fund


                Supplement dated November 28, 2001 to the
                   Statement of Additional Information
                           dated June 28, 2001


    This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information ("SAI").

Acquiring Put Options

The following replaces the eighth paragraph under "Investment
Strategies and Related Risks" on page 1 of the SAI:

"To seek to hedge the Funds' portfolios against a decline in the value of the stocks the Funds own, the Funds may acquire put options. A put option gives a Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease. A Fund will experience a loss related to the premium paid for a put option if the option expires unexercised."



              INVESTORS SHOULD RETAIN THIS SUPPLEMENT
            WITH THE STATEMENT OF ADDITIONAL INFORMATION
                      FOR FUTURE REFERENCE.